STATEMENT OF INVESTMENTS
BNY Mellon Strategic Beta Emerging Markets Equity Fund

July 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 86.7%
Argentina - .1%
Pampa Energia, ADR	700	[a]	23,030
Brazil - 5.5%
Ambev	31,600		167,259
Atacadao	2,700		16,272
B3 - Brasil Bolsa Balcao	7,650		84,792
Banco Bradesco	7,520		61,557
Banco do Brasil	7,300		94,455
Banco Santander Brasil	3,500		39,692
BB Seguridade Participacoes	6,700		57,075
BRF	6,600	[a]	57,537
CCR	3,900		15,329
Centrais Eletricas Brasileiras	1,100		11,299
Cia de Saneamento Basico do Estado de Sao Paulo	2,100		29,252
Cia Siderurgica Nacional	12,100		52,314
Cielo	17,000		32,251
Cosan	3,400		45,383
CPFL Energia	943		7,956
EDP - Energias do Brasil	2,400		12,049
Embraer	3,300		16,663
Engie Brasil Energia	1,250		15,814
Equatorial Energia	600		14,904
Hypera	400		3,185
IRB Brasil Resseguros	900		22,109
JBS	26,600		173,553
Klabin	300		1,260
Kroton Educacional	2,200		7,171
Localiza Rent a Car	1,575		18,076
Lojas Renner	1,694		20,973
M Dias Branco	300		3,096
Multiplan Empreendimentos Imobiliarios	300		2,234
OdontoPrev	1,000		4,638
Petrobras Distribuidora	7,400		51,055
Porto Seguro	800		10,919
Qualicorp Consultoria e Corretora de Seguros	1,100		6,402
Raia Drogasil	400		8,647
Sul America	3,307		36,342

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 86.7% (continued)
Brazil - 5.5% (continued)
Suzano	1,791		14,356
Tim Participacoes	10,300		33,062
Ultrapar Participacoes	7,300		37,970
Vale	30,300	[a]	394,277
WEG	1,430		8,948
			1,690,126
Chile - .9%
AES Gener	12,585		3,155
Aguas Andinas, Cl. A	12,449		6,968
Banco de Chile	72,263		10,367
Banco de Credito e Inversiones	50		3,151
Banco Santander Chile	204,192		14,786
Cencosud	12,964		25,596
Cia Cervecerias Unidas	1,254		17,581
Colbun	46,936		8,814
Empresas CMPC	3,406		7,988
Empresas Copec	2,222		20,389
Enel Americas	768,557		126,809
Enel Chile	293,194		26,574
LATAM Airlines Group	1,438		13,706
			285,884
China - 18.9%
3SBio	500	[a,b]	851
58.com, ADR	50	[a]	2,819
AAC Technologies Holdings	800		4,337
Agile Property Holdings	12,000		15,518
Agricultural Bank of China, Cl. H	156,300		63,425
Air China, Cl. H	28,000		27,368
Alibaba Group Holding, ADR	1,100	[a]	190,421
Aluminum Corporation of China, Cl. H	40,300	[a]	13,268
Angang Steel, Cl. H	13,000		4,927
Anhui Conch Cement, Cl. H	12,500		72,376
ANTA Sports Products	3,200		23,784
AviChina Industry & Technology, Cl. H	5,600		3,018
BAIC Motor, Cl. H	49,500	[b]	31,229
Bank of China, Cl. H	803,200		326,000
Bank of Communications, Cl. H	116,200		84,496
Beijing Capital International Airport, Cl. H	3,600		2,845
CGN Power, Cl. H	70,800	[b]	20,483
China Cinda Asset Management, Cl. H	22,800		4,993
China CITIC Bank, Cl. H	62,000		34,457
China Coal Energy, Cl. H	72,000		27,894

Description	Shares		Value ($)
Common Stocks - 86.7% (continued)
China - 18.9% (continued)
China Communications Construction, Cl. H	84,800		71,752
China Communications Services, Cl. H	22,500		15,735
China Conch Venture Holdings	500		1,725
China Construction Bank, Cl. H	637,050		490,450
China Everbright Bank, Cl. H	10,000		4,512
China Evergrande Group	33,000	[a]	86,928
China Huarong Asset Management, Cl. H	17,200	[b]	2,913
China Huishan Dairy Holdings	1,900	[a,c]	0
China Life Insurance, Cl. H	49,000		125,282
China Longyuan Power Group, Cl. H	21,500		13,188
China Medical System Holdings	1,200		1,141
China Merchants Bank, Cl. A	200		1,051
China Merchants Bank, Cl. H	18,900		94,142
China Minsheng Banking, Cl. H	58,500		40,177
China National Building Material, Cl. H	124,600		109,375
China Pacific Insurance Group, Cl. H	25,600		109,744
China Petroleum & Chemical, Cl. H	335,800		216,314
China Railway Construction, Cl. H	54,700		63,031
China Railway Group, Cl. H	88,200		61,956
China Resources Pharmaceutical Group	28,500	[b]	31,121
China Shenhua Energy, Cl. H	34,500		68,354
China Shipping Holdings, Cl. H	26,500	[a]	9,824
China Telecom, Cl. H	240,000		107,572
China Tower, Cl. H	106,000	[b]	27,457
China Vanke, Cl. H	22,400		84,550
Chongqing Changan Automobile, Cl. B	2,400		1,012
Chongqing Rural Commercial Bank, Cl. H	9,200		4,829
CIFI Holdings Group	14,000		8,884
CNOOC	226,500		372,499
Country Garden Holdings	72,100	[d]	97,288
Country Garden Services Holdings	2,885		6,994
CRRC, Cl. H	9,600		7,575
CSPC Pharmaceutical Group	5,500		9,518
Ctrip.com International, ADR	600	[a]	23,388
Datang International Power Generation, Cl. H	82,000		18,420
Dongfeng Motor Group, Cl. H	25,500		22,824
ENN Energy Holdings	5,700		58,921
Fosun International	3,400		4,473
Fuyao Glass Industry Group, Cl. H	400	[b]	1,217
GF Securities, Cl. H	1,100	[a]	1,240
GOME Retail Holdings	67,200	[a,d]	7,159
Great Wall Motor, Cl. H	15,500		10,460

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 86.7% (continued)
China - 18.9% (continued)
Greentown China Holdings	7,000		5,250
Guangzhou Automobile Group, Cl. H	12,880		13,177
Guangzhou R&F Properties, Cl. H	22,900		41,698
Haitian International Holdings	1,800		3,640
Haitong Securities, Cl. H	20,000		19,925
Hengan International Group	7,000		52,678
Huadian Power International, Cl. H	30,000		12,594
Huaneng Power International, Cl. H	88,700		51,580
Huaneng Renewables, Cl. H	20,100		5,463
Industrial & Commercial Bank of China, Cl. H	119,700		80,572
Inner Mongolia Yitai Coal, Cl. B	35,600		36,074
JD.com, ADR	3,800	[a,d]	113,658
Jiangsu Expressway, Cl. H	6,700		9,034
Jiangxi Copper, Cl. H	41,400		51,470
Kingsoft	600	[a]	1,287
Legend Holdings, Cl. H	13,000	[b]	30,497
Lenovo Group	300,000		241,014
Longfor Group Holdings	14,200	[b]	52,211
Metallurgical Corporation of China, Cl. H	76,000		18,536
NetEase, ADR	400		92,328
New China Life Insurance, Cl. H	4,600		22,930
New Oriental Education & Technology Group, ADR	100	[a]	10,431
PetroChina, Cl. H	231,000		122,430
Ping An Insurance Group Company of China, Cl. H	31,400		372,429
Semiconductor Manufacturing International	4,510	[a]	5,331
Shanghai Electric Group, Cl. H	12,200		4,230
Shanghai Fosun Pharmaceutical Group, Cl. H	500		1,490
Shanghai Lujiazui Finance & Trade Zone Development, Cl. B	2,256		2,660
Shanghai Pharmaceuticals Holding, Cl. H	5,700		10,993
Shenzhou International Group Holdings	1,600		21,981
Shui On Land	116,500		24,823
Sina Corp.	50	[a]	1,956
Sino-Ocean Group Holding	34,500		13,889
Sinopec Engineering Group, Cl. H	21,900		17,220
Sinopec Shanghai Petrochemical, Cl. H	30,900		10,788
Sinopharm Group, Cl. H	20,000		73,811
Sinotrans, Cl. H	14,900		5,111
SOHO China	20,000		6,432
Sunac China Holdings	8,600		39,055

Description	Shares		Value ($)
Common Stocks - 86.7% (continued)
China - 18.9% (continued)
Sunny Optical Technology Group	1,000		11,677
Tencent Holdings	7,500		350,778
Tingyi Cayman Islands Holding	14,000		20,914
TravelSky Technology, Cl. H	1,800		3,515
Vipshop Holdings, ADR	4,900	[a]	37,240
Want Want China Holdings	55,200		43,087
Weichai Power, Cl. H	27,400		42,423
Yanzhou Coal Mining, Cl. H	33,000		29,167
Yum China Holdings	2,100		95,550
YY, ADR	50	[a,d]	3,210
Zhejiang Expressway, Cl. H	7,700		7,484
Zhongsheng Group Holdings	4,000		11,125
Zhuzhou CRRC Times Electric, Cl. H	600		2,880
Zijin Mining Group, Cl. H	42,200		16,795
ZTE, Cl. H	3,200	[a]	9,611
			5,835,636
Colombia - .3%
Cementos Argos	669		1,554
Corporacion Financiera Colombiana	174	[a]	1,429
Ecopetrol	87,892		79,027
Grupo Argos	1,015		5,321
Grupo de Inversiones Suramericana	575		6,032
Interconexion Electrica	2,689		14,687
			108,050
Czech Republic - .3%
CEZ	973		21,829
Komercni banka	348		13,406
Moneta Money Bank	11,318	[b]	38,821
O2 Czech Republic	1,210		11,453
			85,509
Egypt - .1%
Commercial International Bank Egypt	7,779		34,001
Global Telecom Holding	29,733	[a]	8,896
Talaat Moustafa Group	1,540		927
			43,824
Greece - .3%
Eurobank Ergasias	2,148	[a]	2,083
FF Group	119	[a,c]	0
Hellenic Telecommunications Organization	2,178		29,905
JUMBO	387		7,542
Motor Oil Hellas Corinth Refineries	1,027		25,455
OPAP	3,418		38,495

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 86.7% (continued)
Greece - .3% (continued)
Titan Cement	92		1,995
			105,475
Hong Kong - 4.0%
Beijing Enterprises Holdings	5,800		28,414
Beijing Enterprises Water Group	8,600	[a]	4,501
Brilliance China Automotive Holdings	1,200		1,315
China Agri-Industries Holdings	29,000		8,836
China Everbright	2,400		3,183
China Everbright International	2,400		2,123
China Gas Holdings	4,300		17,830
China Jinmao Holdings Group	34,000		22,004
China Mengniu Dairy	7,800	[a]	31,644
China Mobile	44,100		375,386
China Overseas Land & Investment	16,000		54,765
China Power International Development	18,700		4,682
China Resources Beer Holdings	4,000		18,721
China Resources Cement Holdings	10,000		9,218
China Resources Gas Group	2,400		12,211
China Resources Land	11,000		47,180
China Resources Power Holdings	12,500		17,996
China State Construction International Holdings	1,900		1,962
China Taiping Insurance Holdings	21,900		60,880
China Unicom Hong Kong	51,000		49,412
CITIC	136,000		179,583
Cosco Shipping Ports	3,800		3,301
Far East Horizon	2,900		2,685
GCL-Poly Energy Holdings	118,000	[a]	6,754
Geely Automobile Holdings	22,900		34,812
Guangdong Investment	15,300		32,200
Haier Electronics Group	4,900		11,552
Kingboard Holdings	11,000		27,054
Kunlun Energy	50,000		43,612
Lee & Man Paper Manufacturing	10,000		6,100
Nine Dragons Paper Holdings	9,700		7,894
Shanghai Industrial Holdings	3,800		7,809
Shimao Property Holdings	17,900		49,421
Sino Biopharmaceutical	11,250		13,678
Sun Art Retail Group	10,400		10,516
Yuexiu Property	50,000		11,331
			1,220,565
Hungary - .4%
MOL Hungarian Oil & Gas	5,241		53,332
OTP Bank	1,274		53,107

Description	Shares		Value ($)
Common Stocks - 86.7% (continued)
Hungary - .4% (continued)
Richter Gedeon	369		6,488
			112,927
Indonesia - 1.7%
Adaro Energy	322,500		29,165
Astra International	152,000		75,513
Bank Central Asia	15,700		34,530
Bank Danamon Indonesia	9,800		3,540
Bank Mandiri	84,000		47,559
Bank Negara Indonesia	19,400		11,435
Bank Rakyat Indonesia Persero	223,500		71,224
Charoen Pokphand Indonesia	16,300		6,217
Gudang Garam	3,200		17,231
Hanjaya Mandala Sampoerna	16,200		3,494
Indah Kiat Pulp & Paper	7,300		3,880
Indocement Tunggal Prakarsa	4,100		6,550
Indofood CBP Sukses Makmur	5,400		4,108
Indofood Sukses Makmur	61,600		30,999
Jasa Marga Persero	7,700		3,290
Kalbe Farma	40,500		4,239
Matahari Department Store	3,300		873
Media Nusantara Citra	10,600		1,038
Pakuwon Jati	14,100		737
Perusahaan Gas Negara	283,500		41,352
Surya Citra Media	8,600		949
Telekomunikasi Indonesia	259,800		79,438
Tower Bersama Infrastructure	8,100		2,414
Unilever Indonesia	2,900		9,011
United Tractors	12,700		22,583
Waskita Karya Persero	6,900		1,004
			512,373
Malaysia - .8%
AirAsia	11,000		5,202
Astro Malaysia Holdings	6,300		2,205
Berjaya Sports Toto	7,497		4,785
British American Tobacco Malaysia	600		3,280
CIMB Group Holdings	6,700		8,241
Dialog Group	2,300		1,920
Digi.Com	24,400		29,458
FGV Holdings	4,400	[a]	1,202
Genting	11,700		19,455
Genting Malaysia	4,800		4,498
HAP Seng Consolidated	600		1,438
IOI	12,300		12,473
IOI Properties Group	1,500	[a]	455

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 86.7% (continued)
Malaysia - .8% (continued)
Kuala Lumpur Kepong	1,300		7,407
Malayan Banking	14,800		30,982
Malaysia Airports Holdings	900		1,827
Maxis	11,800		16,226
Petronas Chemicals Group	12,400		22,465
Petronas Dagangan	800		4,552
Petronas Gas	3,800		14,805
Public Bank	6,800		36,054
Sime Darby	33,900		17,957
Sime Darby Plantation	4,900		5,470
Sime Darby Property	4,900		1,159
Westports Holdings	2,000		1,938
YTL	17,442	[a]	4,346
			259,800
Mexico - 4.2%
Aleatica	4,000		3,442
Alfa, Cl. A	116,800		101,174
America Movil, Ser. L	620,400		434,778
Arca Continental	800		4,251
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand	22,000		31,283
Cemex, Ser. CPO	201,648		71,763
Coca-Cola Femsa	5,300		32,607
El Puerto de Liverpool, Ser. C1	240		1,167
Fibra Uno Administracion	1,900		2,446
Fomento Economico Mexicano	12,900		117,033
Gentera	3,800		3,121
Gruma, Cl. B	930		8,519
Grupo Aeroportuario del Pacifico, Cl. B	3,100		31,107
Grupo Aeroportuario del Sureste, Cl. B	430		6,507
Grupo Bimbo, Ser. A	4,900		9,363
Grupo Carso, Ser. A1	900		2,878
Grupo Financiero Banorte, Cl. O	13,000		65,035
Grupo Lala	1,100		1,191
Grupo Mexico, Ser. B	46,300		113,553
Grupo Televisa, Ser. CPO	25,800		48,870
Industrias Penoles	755		6,946
Infraestructura Energetica Nova	500	[a]	1,927
Kimberly-Clark de Mexico, Cl. A	6,500	[a]	13,486
Mexichem	9,947		18,177
Promotora y Operadora de Infraestructura	345		3,105

Description	Shares		Value ($)
Common Stocks - 86.7% (continued)
Mexico - 4.2% (continued)
Wal-Mart de Mexico	49,900		147,249
			1,280,978
Peru - .2%
Credicorp	150		32,699
Southern Copper	400		14,316
			47,015
Philippines - .5%
Aboitiz Power	3,200		2,226
Ayala	570		10,714
Ayala Land	6,500		6,362
Bank of the Philippine Islands	510		898
BDO Unibank	1,100		3,172
DMCI Holdings	16,450		3,262
Energy Development	32,900	[a,e]	4,687
Globe Telecom	320		13,535
GT Capital Holdings	189		3,438
International Container Terminal Services	960		2,551
JG Summit Holdings	5,070		6,492
Jollibee Foods	540		2,743
Manila Electric	2,570		18,426
Megaworld	13,400		1,612
Metro Pacific Investments	21,100		1,986
PLDT	1,795		39,958
Robinsons Land	1,400		753
SM Investments	655		12,857
SM Prime Holdings	5,500		3,940
Universal Robina	950		2,994
			142,606
Poland - 1.1%
Bank Millennium	1,480	[a]	2,885
Bank Pekao	1,714		45,570
CCC	22		850
Eurocash	444		2,148
Grupa Lotos	581		13,096
Jastrzebska Spolka Weglowa	257		2,586
KGHM Polska Miedz	1,138	[a]	27,623
mBank	24	[a]	2,162
Orange Polska	11,636	[a]	20,126
PGE Polska Grupa Energetyczna	6,722	[a]	15,370
Polski Koncern Naftowy ORLEN	2,291		57,496
Polskie Gornictwo Naftowe i Gazownictwo	10,116		14,662

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 86.7% (continued)
Poland - 1.1% (continued)
Powszechna Kasa Oszczednosci Bank Polski	4,850		51,102
Powszechny Zaklad Ubezpieczen	8,019		86,420
Santander Bank Polska	71		5,994
Tauron Polska Energia	12,720	[a]	5,175
			353,265
Qatar - .4%
Barwa Real Estate	2,300		2,255
Ezdan Holding Group	10,100	[a]	1,866
Industries Qatar	11,290		34,761
Masraf Al Rayan	22,790		23,997
Ooredoo	10,480		20,594
Qatar Electricity & Water	930		3,983
Qatar Fuel	3,850		22,367
Qatar Gas Transport	12,610		8,174
Qatar Insurance	1,060		1,017
			119,014
Romania - .0%
NEPI Rockcastle	55		497
Russia - 8.9%
Alrosa	49,050		62,765
Gazprom	195,890		727,844
Inter RAO UES	833,200		58,227
LUKOIL	8,203		672,234
Magnit, GDR	5,917		85,752
Magnitogorsk Iron & Steel	48,300		32,496
MMC Norilsk Nickel	1,486		341,777
Mobile TeleSystems	6,000		24,961
Mobile Telesystems, ADR	7,700		62,909
Moscow Exchange MICEX-RTS	3,260		4,757
Novatek, GDR	171		35,718
Novolipetsk Steel	24,620		58,311
PhosAgro, GDR	2,656		33,106
Polyus	188		18,952
Rostelecom	3,380		4,370
RusHydro	538,400		4,781
Sberbank of Russia	29,200		106,811
Severstal	5,890		95,106
Sistema, GDR	2,772		10,608
Surgutneftegas	109,200		46,375
Tatneft	18,950		220,881
X5 Retail Group, GDR	1,030		33,961
			2,742,702

Description	Shares		Value ($)
Common Stocks - 86.7% (continued)
South Africa - 4.9%
Absa Group	5,085		56,404
Anglo American Platinum	97		5,760
AngloGold Ashanti	3,241		55,757
Aspen Pharmacare Holdings	686	[a]	4,310
Bid	1,733		36,208
Capitec Bank Holdings	40		3,292
Clicks Group	1,176		16,714
Coronation Fund Managers	1,076		3,141
Exxaro Resources	3,474		40,453
FirstRand	14,687		63,051
Gold Fields	6,515		33,419
Growthpoint Properties	2,134		3,543
Hyprop Investments	633		3,074
Impala Platinum Holdings	1,295	[a]	6,955
Imperial Logistics	2,122		6,700
Investec	1,094		6,236
Kumba Iron Ore	750		24,848
Liberty Holdings	442		3,342
Life Healthcare Group Holdings	3,147		4,982
Massmart Holdings	900		3,202
Mr Price Group	1,280		15,746
MTN Group	41,208		323,628
MultiChoice Group	10,553	[a]	98,755
Naspers, Cl. N	59		14,354
Nedbank Group	3,872		64,911
Netcare	14,932		17,420
Old Mutual	38,565		51,627
Pick n Pay Stores	7,911		36,683
Pioneer Foods Group	322		2,303
PSG Group	50		796
Rand Merchant Investment Holdings	1,549		3,332
Redefine Properties	5,501		3,374
Remgro	628		7,830
Resilient Reit	82		351
RMB Holdings	995		5,240
Sanlam	11,285		58,293
Sappi	4,026		14,624
Shoprite Holdings	1,598		17,176
Standard Bank Group	12,969		161,973
Steinhoff International Holdings	7,351	[a,d]	600
Telkom	4,108		24,670
The Bidvest Group	2,261		29,140
The Foschini Group	968		11,169
The SPAR Group	4,353		55,766

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 86.7% (continued)
South Africa - 4.9% (continued)
Tiger Brands	464		7,164
Truworths International	1,558		6,771
Tsogo Sun Gaming	2,137		2,086
Vodacom Group	5,658		46,328
Woolworths Holdings	8,675		33,234
			1,496,735
South Korea - 16.0%
Amorepacific	29		3,416
Amorepacific Group	82		3,968
BGF	38		198
BGF Retail	20		3,448
BNK Financial Group	1,120		6,617
Cheil Worldwide	552		12,608
CJ	776		60,987
CJ CheilJedang	192		46,102
CJ ENM	15		2,094
CJ Logistics	12	[a]	1,386
Daelim Industrial	423		37,643
Daewoo Engineering & Construction	529	[a]	1,820
DB Insurance	403		18,923
DGB Financial Group	436		2,774
Dongsuh Cos.	40		601
Doosan Bobcat	1,068		32,364
Doosan Heavy Industries & Construction	1,936	[a]	9,914
E-MART	107		11,005
GS Engineering & Construction	571		16,308
GS Holdings	774		32,816
GS Retail	112		3,523
Hana Financial Group	2,386		69,987
Hankook Tire	367		9,532
Hanmi Pharm	2		489
Hanmi Science	1		39
Hanon Systems	469		4,610
Hanssem	10		512
Hanwha	2,743		54,984
Hanwha Aerospace	153	[a]	4,147
Hanwha Chemical	770		12,057
Hanwha Life Insurance	1,531		3,389
HDC Holdings	176		1,852
HDC Hyundai Development Co-Engineering & Construction	245		7,702
Hotel Shilla	360		23,820
Hyosung	83		5,725
Hyosung Advanced Materials	27	[a]	2,660

Description	Shares		Value ($)
Common Stocks - 86.7% (continued)
South Korea - 16.0% (continued)
Hyosung Chemical	19		2,615
Hyosung Heavy Industries	56	[a]	1,639
Hyosung TNC	26		3,157
Hyundai Construction Equipment	36		946
Hyundai Department Store	36		2,250
Hyundai Electric & Energy System	36	[a]	417
Hyundai Engineering & Construction	885		31,881
Hyundai Glovis	384		49,654
Hyundai Heavy Industries Holdings	130		35,497
Hyundai Marine & Fire Insurance	1,236		29,175
Hyundai Mobis	828		167,617
Hyundai Motor	3,000		318,562
Hyundai Steel	1,058		34,622
Industrial Bank of Korea	1,905		21,144
Kangwon Land	267		6,908
KB Financial Group	2,230		81,650
KCC	39		7,973
Kia Motors	5,328		195,276
Korea Aerospace Industries	660		20,444
Korea Gas	742		26,783
Korea Investment Holdings	260		16,244
Korea Shipbuilding & Offshore Engineering	373	[a]	34,054
Korea Zinc	96		35,858
Korean Air Lines	1,256		27,034
KT	699		16,346
KT&G	865		70,326
Kumho Petrochemical	191		13,147
LG Display	3,832	[a]	46,715
LG Electronics	3,267		179,302
LG Household & Health Care	38		40,243
LG Innotek	122		11,550
LG Uplus	1,474		16,155
Lotte	22		630
Lotte Confectionery	3		374
Lotte Shopping	314		35,990
Meritz Securities	4,108		17,556
Mirae Asset Daewoo	2,297		14,592
NCSoft	24		9,724
NH Investment & Securities	1,273		13,971
OCI	117		7,424
Orange Life Insurance	343	[b]	8,226
Ottogi	3		1,635
POSCO	1,631		309,796

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 86.7% (continued)
South Korea - 16.0% (continued)
Posco International	1,192		18,833
S-1	48		4,238
Samsung C&T	707		54,672
Samsung Card	66		2,015
Samsung Electro-Mechanics	238		18,419
Samsung Electronics	36,556		1,394,732
Samsung Engineering	1,626	[a]	22,524
Samsung Fire & Marine Insurance	357		78,975
Samsung Life Insurance	635		40,526
Samsung SDI	101		21,166
Samsung SDS	85		14,814
Samsung Securities	343		10,588
Shinhan Financial Group	3,788		138,833
Shinsegae	108		23,060
SK Holdings	1,133		209,591
SK Hynix	3,951		255,023
SK Networks	2,504		10,528
SK Telecom	145		30,325
Woongjin Coway	596		42,226
Woori Financial Group	5,920		65,536
Yuhan	15		2,736
			4,934,482
Taiwan - 11.6%
Acer	45,000		27,187
Advantech	1,099		9,259
ASE Technology Holding	22,000		48,364
Asia Cement	16,000		21,476
AU Optronics	118,000		31,292
Catcher Technology	2,000		14,744
Chailease Holding	6,262		26,408
Chang Hwa Commercial Bank	8,507		5,961
Cheng Shin Rubber Industry	5,000		6,490
Chicony Electronics	13,055		33,132
China Airlines	15,000		4,608
China Development Financial Holding	69,000		20,546
China Life Insurance	23,652	[a]	19,442
China Steel	120,000		92,508
Compal Electronics	201,000		123,022
Delta Electronics	14,000		67,506
E.Sun Financial Holding	8,639		7,207
Eclat Textile	1,000		13,030
EVA Airways	11,896		5,583
Evergreen Marine	6,300	[a]	2,900
Far Eastern New Century	56,000		53,170

Description	Shares		Value ($)
Common Stocks - 86.7% (continued)
Taiwan - 11.6% (continued)
Far EasTone Telecommunications	9,000		20,689
Feng Tay Enterprise	1,232		8,179
First Financial Holding	11,114		8,355
Formosa Chemicals & Fibre	18,000		54,894
Formosa Petrochemical	10,000		34,002
Formosa Plastics	19,000		61,335
Formosa Taffeta	3,000		3,393
Foxconn Technology	3,060		6,307
Giant Manufacturing	1,000		7,649
Highwealth Construction	6,100		9,565
Hon Hai Precision Industry	328,804		826,810
Hotai Motor	2,000		28,865
HTC	6,000		7,445
Hua Nan Financial Holdings	9,474		6,679
Innolux	166,000		38,545
Inventec	53,000		39,443
Lite-On Technology	31,000		43,929
MediaTek	12,000		120,246
Mega Financial Holding	27,000		27,831
Micro-Star International	5,000		14,058
Nan Ya Plastics	27,000		61,817
Nanya Technology	1,000		2,369
Novatek Microelectronics	8,000		42,192
Pegatron	44,000		71,633
Phison Electronics	1,000		9,826
Pou Chen	26,000		32,097
Powertech Technology	11,000		30,099
President Chain Store	4,000		38,563
Quanta Computer	54,000		99,514
Realtek Semiconductor	2,000		13,296
Ruentex Industries	600	[a]	1,277
Shin Kong Financial Holding	63,907	[a]	18,519
SinoPac Financial Holdings	42,000		16,731
Standard Foods	1,154		2,231
Synnex Technology International	39,600		48,736
Taishin Financial Holding	19,159		8,989
Taiwan Business Bank	5,787		2,487
Taiwan Cement	31,600		45,252
Taiwan Cooperative Financial Holding	6,662		4,488
Taiwan Mobile	15,000		52,820
Taiwan Semiconductor Manufacturing	54,760		452,727
Teco Electric & Machinery	8,000		6,390
The Shanghai Commercial & Savings Bank	22,000		36,263

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 86.7% (continued)
Taiwan - 11.6% (continued)
Transcend Information	1,000		2,183
Uni-President Enterprises	55,360		143,935
United Microelectronics	116,000		51,422
Vanguard International Semiconductor	4,000		8,066
Wistron	187,020		138,609
WPG Holdings	50,880		67,305
Yageo	2,000		16,880
Yuanta Financial Holding	48,000		26,963
Yulon Motor	5,000		3,833
Zhen Ding Technology Holding	6,000		21,935
			3,581,501
Thailand - 3.3%
Advanced Info Service	13,800		95,400
Airports of Thailand	5,000		11,661
Bangkok Dusit Medical Services, Cl. F	27,200		21,946
Bangkok Expressway & Metro	3,700		1,259
Banpu	40,800		18,928
BEC World	4,000	[a]	1,283
Berli Jucker	1,200		2,014
BTS Group Holdings	42,900		17,234
Bumrungrad Hospital	400		2,210
Central Pattana	1,100		2,614
Charoen Pokphand Foods	46,000		41,247
CP ALL	27,100		76,313
Delta Electronics Thailand	1,100		1,889
Electricity Generating	300		3,204
Glow Energy	6,900		20,030
Home Product Center	7,400		4,122
Indorama Ventures	51,700		68,365
Intouch Holdings	18,800		38,909
IRPC	100,600		15,666
Kasikornbank	3,500		19,599
KCE Electronics	800		445
Krung Thai Bank	6,900		4,381
Minor International	2,100		2,743
PTT	137,369		209,597
PTT Exploration & Production	20,600		90,624
PTT Global Chemical	51,900		101,957
Robinson	1,000		2,060
Thai Oil	44,600		99,091
Thai Union Group	39,200		24,070
The Siam Commercial Bank	3,600		15,994
TMB Bank	23,200		1,424

Description	Shares		Value ($)
Common Stocks - 86.7% (continued)
Thailand - 3.3% (continued)
True	9,900		2,059
			1,018,338
Turkey - 1.2%
Akbank	16,289	[a]	22,050
Arcelik	1,727	[a]	5,390
BIM Birlesik Magazalar	2,878		24,121
Cola-Cola Icecek	276		1,643
Emlak Konut Gayrimenkul Yatirim Ortakligi	3,413		743
Enka Insaat ve Sanayi	1		1
Eregli Demir ve Celik Fabrikalari	17,938		23,841
Ford Otomotiv Sanayi	325		3,556
Haci Omer Sabanci Holding	29,872		52,866
KOC Holding	19,370		65,065
Petkim Petrokimya Holding	4,031	[a]	2,827
TAV Havalimanlari Holding	1,077		4,838
Tofas Turk Otomobil Fabrikasi	834		2,938
Tupras Turkiye Petrol Rafinerileri	1,514		37,962
Turk Hava Yollari	13,366	[a]	29,841
Turk Telekomunikasyon	2,544	[a]	2,444
Turkcell Iletisim Hizmetleri	13,571		31,712
Turkiye Garanti Bankasi	14,511	[a]	25,421
Turkiye Halk Bankasi	2,736	[a]	2,952
Turkiye Is Bankasi, Cl. C	27,468	[a]	30,615
Turkiye Sise ve Cam Fabrikalari	3,686		3,256
Turkiye Vakiflar Bankasi, Cl. D	3,408	[a]	3,109
Ulker Biskuvi Sanayi	335		1,112
Yapi ve Kredi Bankasi	3,046	[a]	1,486
			379,789
United Arab Emirates - 1.0%
Abu Dhabi Commercial Bank	16,038		39,327
Aldar Properties	42,342		26,615
DP World	537		8,261
Dubai Islamic Bank	1,543		2,233
Emaar Development	6,479		8,495
Emaar Malls	8,075		4,678
Emaar Properties	49,096		73,822
Emirates Telecommunications Group	23,147		108,732
First Abu Dhabi Bank	4,921		21,295
			293,458
United Kingdom - .1%
Mondi	769		16,725
Total Common Stocks (cost $24,735,848)			26,690,304

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Exchange-Traded Funds - 8.4%
United States - 8.4%
iShares India 50 ETF		8,100		293,463
iShares MSCI Emerging Markets ETF		8,000		334,160
iShares MSCI India ETF		42,991		1,418,703
KraneShares Bosera MSCI China A ETF		17,400	[d]	534,702
Total Exchange-Traded Funds (cost $2,475,913)				2,581,028
	Preferred Dividend Yield (%)
Preferred Stocks - 2.6%
Brazil - 1.7%
Banco Bradesco	2.96	20,400		185,165
Braskem, Cl. A		4,400	[a]	39,315
Centrais Eletricas Brasileiras, Cl. B	3.07	1,100		11,388
Cia Brasileira de Distribuicao	1.85	2,700		65,980
Cia Energetica de Minas Gerais	4.08	11,800		43,720
Cia Paranaense de Energia, Cl. B	2.80	1,200		15,546
Gerdau	2.55	10,400		37,552
Itau Unibanco Holding	4.96	4,100		37,505
Itausa - Investimentos Itau	5.62	15,760		51,703
Telefonica Brasil	9.82	3,800		51,966
				539,840
Chile - .1%
Embotelladora Andina, Cl. B	4.25	705		2,478
Sociedad Quimica y Minera de Chile, Cl. B	5.83	711		20,855
				23,333
Colombia - .1%
Bancolombia	2.52	1,851		23,300
Grupo Aval Acciones y Valores	4.25	55,097		21,075
Grupo de Inversiones Suramericana	1.71	254		2,477
				46,852
Russia - .2%
Surgutneftegas	21.53	47,000		22,991
Transneft	6.89	10		24,764
				47,755
South Korea - .5%
Amorepacific	1.60	26		1,706
CJ		71	[a,e]	2,200
Hyundai Motor-2nd	4.91	235		16,276
LG Chem	3.54	19		2,873
LG Household & Health Care	1.24	9		6,096
Samsung Electronics	3.68	4,056		126,359
				155,510
Total Preferred Stocks (cost $699,712)				813,290

		Number of Rights
Rights - .0%
Hong Kong - .0%
Legend Holdings (cost $0)		362	[e]	5
	Maturity Date	Number of Warrants
Warrants - .0%
Thailand - .0%
Minor International (cost $0)	12/31/21	105		19
	1-Day Yield (%)
Investment Companies - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $203,654)	2.28	203,654	[f]	203,654

Investment of Cash Collateral for Securities Loaned - 1.5%
Registered Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $472,261)	2.28	472,261	[f]	472,261
Total Investments (cost $28,587,388)		99.9%		30,760,561
Cash and Receivables (Net)		.1%		40,823
Net Assets		100.0%		30,801,384

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

MICEX—Moscow Interbank Currency Exchange

RTS—Russian Trading System

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, these securities were valued at $245,026 or .8% of net assets.

c The fund held Level 3 securities at July 31, 2019, these securities were valued at $ or .0% of net assets.

d Security, or portion thereof, on loan. At July 31, 2019, the value of the fund’s securities on loan was $668,321 and the value of the collateral held by the fund was $697,608, consisting of cash collateral of $472,261 and U.S. Government & Agency securities valued at $225,347.

e The valuation of this security has been determined in good faith by management under the direction of the Board of Trustees. At July 31, 2019, the value of this security amounted to $6,892 or .02% of net assets.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Strategic Beta Emerging Markets Equity Fund

July 31, 2019 (Unaudited)

The following is a summary of the inputs used as of July 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities – Common Stocks	4,069,921	22,620,383	†	-	26,690,304
Equity Securities – Preferred Stocks	610,025	203,265	†	-	813,290
Exchange-Traded Funds	2,581,028	-		-	2,581,028
Investment Companies	675,915	-		-	675,915
Other Financial Instruments:
Rights	-	5	†	-	5
Warrants	19	-		-	19

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit

NOTES

of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At July 31, 2019, accumulated net unrealized appreciation on investments was $2,173,173, consisting of $3,718,225 gross unrealized appreciation and $1,545,052 gross unrealized depreciation.

At July 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.